RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Media traffic purchase	$ 1,300,766	$ 1,673,778	$ 5,570,972	$ 2,834,723
Related Party [Member]
Related Party Transaction [Line Items]
Payroll liabilities	2,226,062		2,126,562
Accounts payable				$ 68,209